UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

Cambiar International Equity Fund

Institutional Class Shares - CAMYX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Cambiar International Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar International Equity Fund, Institutional Class Shares	$46	0.90%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$125,854,942	48	$402,241	22%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Japan
21.1%
United Kingdom
16.4%
France
10.4%
Germany
9.9%
Ireland
7.2%
Switzerland
7.0%
Singapore
4.5%
Belgium
4.2%
United States
3.8%
Short-Term Investment
3.4%
Netherlands
3.0%
Sweden
2.0%
Other Countries
2.7%

Value	Value
Other Countries	2.7%
Sweden	2.0%
Netherlands	3.0%
Short-Term Investment	3.4%
United States	3.8%
Belgium	4.2%
Singapore	4.5%
Switzerland	7.0%
Ireland	7.2%
Germany	9.9%
France	10.4%
United Kingdom	16.4%
Japan	21.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sony Group	3.4%
Nintendo	3.2%
ING Groep	3.0%
KBC Group	2.8%
E.ON	2.7%
Roche Holding	2.6%
Knorr-Bremse	2.5%
Mitsubishi Estate	2.4%
Tokio Marine Holdings	2.3%
Thales	2.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-777-8227

  https://cambiar.com/documents-forms/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-777-8227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CAMYX-SAR-2025

The Advisors' Inner Circle Fund

Cambiar International Equity Fund

Investor Class Shares - CAMIX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Investor Class Shares of the Cambiar International Equity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar International Equity Fund, Investor Class Shares	$52	1.02%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$125,854,942	48	$402,241	22%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	2.7%
Sweden	2.0%
Netherlands	3.0%
Short-Term Investment	3.4%
United States	3.8%
Belgium	4.2%
Singapore	4.5%
Switzerland	7.0%
Ireland	7.2%
Germany	9.9%
France	10.4%
United Kingdom	16.4%
Japan	21.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sony Group	3.4%
Nintendo	3.2%
ING Groep	3.0%
KBC Group	2.8%
E.ON	2.7%
Roche Holding	2.6%
Knorr-Bremse	2.5%
Mitsubishi Estate	2.4%
Tokio Marine Holdings	2.3%
Thales	2.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-777-8227

  https://cambiar.com/documents-forms/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-777-8227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CAMIX-SAR-2025

The Advisors' Inner Circle Fund

Cambiar Opportunity Fund

Institutional Class Shares - CAMWX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Cambiar Opportunity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Opportunity Fund, Institutional Class Shares	$32	0.65%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$368,614,602	38	$922,391	25%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Health Care
18.4%
Financials
17.5%
Industrials
16.1%
Consumer Discretionary
14.6%
Consumer Staples
8.8%
Short-Term Investment
5.7%
Utilities
5.0%
Information Technology
4.7%
Energy
3.6%
Communication Services
2.8%
Materials
2.6%

Value	Value
Materials	2.6%
Communication Services	2.8%
Energy	3.6%
Information Technology	4.7%
Utilities	5.0%
Short-Term Investment	5.7%
Consumer Staples	8.8%
Consumer Discretionary	14.6%
Industrials	16.1%
Financials	17.5%
Health Care	18.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Uber Technologies	4.5%
Elevance Health	3.7%
Labcorp Holdings	3.6%
Delta Air Lines	3.3%
Airbus ADR	3.3%
Chubb	3.3%
Amazon.com	3.2%
Medtronic	3.1%
JPMorgan Chase	3.0%
Union Pacific	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-777-8227

  https://cambiar.com/documents-forms/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-777-8227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CAMWX-SAR-2025

The Advisors' Inner Circle Fund

Cambiar Opportunity Fund

Investor Class Shares - CAMOX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Investor Class Shares of the Cambiar Opportunity Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Opportunity Fund, Investor Class Shares	$41	0.84%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$368,614,602	38	$922,391	25%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Materials	2.6%
Communication Services	2.8%
Energy	3.6%
Information Technology	4.7%
Utilities	5.0%
Short-Term Investment	5.7%
Consumer Staples	8.8%
Consumer Discretionary	14.6%
Industrials	16.1%
Financials	17.5%
Health Care	18.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Uber Technologies	4.5%
Elevance Health	3.7%
Labcorp Holdings	3.6%
Delta Air Lines	3.3%
Airbus ADR	3.3%
Chubb	3.3%
Amazon.com	3.2%
Medtronic	3.1%
JPMorgan Chase	3.0%
Union Pacific	3.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-777-8227

  https://cambiar.com/documents-forms/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-777-8227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CAMOX-SAR-2025

The Advisors' Inner Circle Fund

Cambiar Small Cap Fund

Institutional Class Shares - CAMZX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Cambiar Small Cap Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Small Cap Fund, Institutional Class Shares	$43	0.90%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$62,627,700	44	$245,013	3%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Financials 23.8%
Health Care 19.7%
Industrials 16.5%
Information Technology 11.2%
Consumer Discretionary 9.6%
Real Estate 5.9%
Utilities 4.5%
Short-Term Investment 4.4%
Energy 2.5%
Materials 2.0%

Value	Value
Materials	2.0%
Energy	2.5%
Short-Term Investment	4.4%
Utilities	4.5%
Real Estate	5.9%
Consumer Discretionary	9.6%
Information Technology	11.2%
Industrials	16.5%
Health Care	19.7%
Financials	23.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Globus Medical, Cl A	3.6%
HealthStream	3.4%
Monarch Casino & Resort	3.3%
Texas Capital Bancshares	3.1%
First American Financial	3.0%
Axis Capital Holdings	3.0%
Frontdoor	2.9%
RenaissanceRe Holdings	2.9%
United Community Banks	2.7%
Reinsurance Group of America, Cl A	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-777-8227

  https://cambiar.com/documents-forms/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-777-8227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CAMZX-SAR-2025

The Advisors' Inner Circle Fund

Cambiar Small Cap Fund

Investor Class Shares - CAMSX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Investor Class Shares of the Cambiar Small Cap Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Small Cap Fund, Investor Class Shares	$55	1.15%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$62,627,700	44	$245,013	3%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Materials	2.0%
Energy	2.5%
Short-Term Investment	4.4%
Utilities	4.5%
Real Estate	5.9%
Consumer Discretionary	9.6%
Information Technology	11.2%
Industrials	16.5%
Health Care	19.7%
Financials	23.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Globus Medical, Cl A	3.6%
HealthStream	3.4%
Monarch Casino & Resort	3.3%
Texas Capital Bancshares	3.1%
First American Financial	3.0%
Axis Capital Holdings	3.0%
Frontdoor	2.9%
RenaissanceRe Holdings	2.9%
United Community Banks	2.7%
Reinsurance Group of America, Cl A	2.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-777-8227

  https://cambiar.com/documents-forms/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-777-8227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CAMSX-SAR-2025

The Advisors' Inner Circle Fund

Cambiar SMID Fund

Institutional Class Shares - CAMUX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Class Shares of the Cambiar SMID Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar SMID Fund, Institutional Class Shares	$40	0.85%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$85,820,749	40	$344,125	20%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Financials
22.3%
Industrials
17.1%
Information Technology
15.1%
Health Care
10.8%
Utilities
8.0%
Consumer Discretionary
7.0%
Real Estate
6.9%
Energy
4.9%
Materials
3.0%
Short-Term Investment
3.0%
Consumer Staples
2.1%

Value	Value
Consumer Staples	2.1%
Short-Term Investment	3.0%
Materials	3.0%
Energy	4.9%
Real Estate	6.9%
Consumer Discretionary	7.0%
Utilities	8.0%
Health Care	10.8%
Information Technology	15.1%
Industrials	17.1%
Financials	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Fidelity National Financial	4.0%
BOK Financial	3.3%
Euronet Worldwide	3.1%
NNN REIT,	3.0%
Packaging Corp of America	3.0%
IPG Photonics	3.0%
Dolby Laboratories, Cl A	2.9%
Reinsurance Group of America, Cl A	2.9%
Magnolia Oil & Gas, Cl A	2.8%
Amdocs	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-777-8227

  https://cambiar.com/documents-forms/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-777-8227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CAMUX-SAR-2025

The Advisors' Inner Circle Fund

Cambiar SMID Fund

Investor Class Shares - CAMMX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Investor Class Shares of the Cambiar SMID Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://cambiar.com/documents-forms/. You can also request this information by contacting us at 1-866-777-8227.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar SMID Fund, Investor Class Shares	$45	0.96%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$85,820,749	40	$344,125	20%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	2.1%
Short-Term Investment	3.0%
Materials	3.0%
Energy	4.9%
Real Estate	6.9%
Consumer Discretionary	7.0%
Utilities	8.0%
Health Care	10.8%
Information Technology	15.1%
Industrials	17.1%
Financials	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Fidelity National Financial	4.0%
BOK Financial	3.3%
Euronet Worldwide	3.1%
NNN REIT,	3.0%
Packaging Corp of America	3.0%
IPG Photonics	3.0%
Dolby Laboratories, Cl A	2.9%
Reinsurance Group of America, Cl A	2.9%
Magnolia Oil & Gas, Cl A	2.8%
Amdocs	2.8%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-866-777-8227

  https://cambiar.com/documents-forms/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-866-777-8227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

CAMMX-SAR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

Semi-Annual Financials and Other Information

The Advisors' Inner Circle Fund

April 30, 2025

CAMBIAR INVESTORS

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	9
Statements of Operations	11
Statements of Changes in Net Assets	13
Financial Highlights	17
Notes to Financial Statements	25
Other Information (Form N-CSR Items 8-11)	34

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
APRIL 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.1%

	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 5.3%
Airbus ADR	280,000	$12,059,600
RTX	60,000	7,567,800
		19,627,400
AIRLINES — 3.3%
Delta Air Lines	292,000	12,155,960

BANKS — 7.7%
JPMorgan Chase	45,000	11,007,900
PNC Financial Services Group	53,000	8,516,570
US Bancorp	220,000	8,874,800
		28,399,270
BEVERAGES — 4.9%
Constellation Brands, Cl A	45,000	8,439,300
Diageo ADR	85,000	9,521,700
		17,961,000
BIOTECHNOLOGY — 2.5%
Regeneron Pharmaceuticals	15,200	9,101,152

BROADLINE RETAIL — 3.2%
Amazon.com *	63,000	11,618,460

CAPITAL MARKETS — 2.6%
CME Group, Cl A	35,000	9,697,800

CHEMICALS — 2.6%
PPG Industries	88,000	9,579,680

CONSUMER FINANCE — 1.5%
American Express	21,000	5,594,610

CONSUMER STAPLES DISTRIBUTION & RETAIL — 4.1%
Sysco	105,000	7,497,000
Target	80,000	7,736,000
		15,233,000
ELECTRIC UTILITIES — 2.2%
American Electric Power	74,000	8,017,160

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS — 1.7%
TE Connectivity	43,000	6,294,340

FINANCIAL SERVICES — 2.4%
Mastercard, Cl A	16,000	8,768,960

GROUND TRANSPORTATION — 7.5%
Uber Technologies *	203,000	16,445,030
Union Pacific	51,000	10,998,660
		27,443,690
HEALTH CARE EQUIPMENT & SERVICES — 3.1%
Medtronic	136,000	11,527,360

HEALTH CARE PROVIDERS & SERVICES — 9.9%
Centene *	160,000	9,576,000
Elevance Health	32,000	13,458,560
Labcorp Holdings	55,000	13,255,550
		36,290,110
HOTELS, RESTAURANTS & LEISURE — 4.8%
Airbnb, Cl A *	77,000	9,387,840
Flutter Entertainment *	35,000	8,434,650
		17,822,490
INSURANCE — 3.3%
Chubb	42,000	12,015,360

INTERACTIVE MEDIA & SERVICES — 2.8%
Alphabet, Cl A	66,000	10,480,800

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
APRIL 30, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
MEDIA — 2.9%
Comcast, Cl A	314,000	$10,738,800

MULTI-UTILITIES — 2.8%
Sempra	142,000	10,546,340

OIL, GAS & CONSUMABLE FUELS — 3.6%
Cenovus Energy	433,000	5,096,410
Chevron	60,000	8,163,600
		13,260,010
PERSONAL CARE PRODUCTS — 1.9%
Estee Lauder, Cl A	118,000	7,075,280

PHARMACEUTICALS — 2.9%
Bristol-Myers Squibb	215,000	10,793,000

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Applied Materials	26,000	3,918,460
Texas Instruments	45,000	7,202,250
		11,120,710
SPECIALTY RETAIL — 1.6%
TJX	46,000	5,919,280
TOTAL COMMON STOCK
(Cost $286,839,974)		347,082,022
SHORT-TERM INVESTMENT — 5.7%

First American Treasury Obligation Fund 4.316% (A)
(Cost $20,862,502)	20,862,502	20,862,502

TOTAL INVESTMENTS— 99.8%
(Cost $307,702,476)		$367,944,524

Percentages are based on Net Assets of $368,614,602.

*	Non-income producing security.

(A)	The rate shown is the 7-day effective yield as of April 30, 2025.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
APRIL 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.2%

	Shares	Value
AIR FREIGHT & LOGISTICS — 2.7%
Expeditors International of Washington	21,215	$2,331,741

AUTO COMPONENTS — 1.9%
Gentex	75,655	1,647,766

BANKS — 5.8%
BOK Financial	30,005	2,795,566
Webster Financial	46,930	2,219,789
		5,015,355
BUILDING PRODUCTS — 2.6%
Masco	36,630	2,220,144

CAPITAL MARKETS — 4.3%
Cboe Global Markets	10,195	2,261,251
Lazard, Cl A	36,910	1,435,799
		3,697,050
CONSTRUCTION & ENGINEERING — 2.8%
WillScot Holdings *	93,860	2,357,763

CONTAINERS & PACKAGING — 3.0%
Packaging Corp of America	13,810	2,563,274

ELECTRIC UTILITIES — 2.6%
Pinnacle West Capital	23,630	2,249,103

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 7.2%
IPG Photonics *	42,665	2,555,207
Littelfuse	10,810	1,970,771
Vishay Intertechnology	127,900	1,661,421
		6,187,399
FINANCIAL SERVICES — 5.3%
Euronet Worldwide *	26,415	2,617,726
WEX *	14,675	1,913,180
		4,530,906
FOOD PRODUCT — 2.1%
Lamb Weston Holdings	33,585	1,773,624

GAS UTILITIES — 2.8%
Atmos Energy	14,620	2,348,411

GROUND TRANSPORTATION — 2.5%
JB Hunt Transport Services	16,240	2,120,619

HEALTH CARE EQUIPMENT & SERVICES — 1.6%
Globus Medical, Cl A *	19,350	1,388,750

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Dentsply Sirona	87,965	1,222,713

HEALTH CARE PROVIDERS & SERVICES — 5.2%
Molina Healthcare *	6,245	2,042,177
Quest Diagnostics	13,335	2,376,564
		4,418,741
HOTELS, RESTAURANTS & LEISURE — 2.6%
Sportradar Group, Cl A *	98,110	2,267,322

INDUSTRIAL REITS — 3.9%
Americold Realty Trust	106,970	2,068,800
Innovative Industrial Properties, Cl A	23,425	1,272,212
		3,341,012
INSURANCE — 6.9%
Fidelity National Financial	54,035	3,460,942
Reinsurance Group of America, Cl A	13,210	2,474,365
		5,935,307

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
APRIL 30, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
IT SERVICES — 5.0%
Amdocs	27,020	$2,393,432
EPAM Systems *	11,905	1,868,013
		4,261,445
LIFE SCIENCES TOOLS & SERVICES — 2.6%
Waters *	6,485	2,255,029

MACHINERY — 4.6%
Lincoln Electric Holdings	12,470	2,197,214
Toro	26,110	1,782,791
		3,980,005
OIL, GAS & CONSUMABLE FUELS — 4.9%
HF Sinclair	59,345	1,784,504
Magnolia Oil & Gas, Cl A	117,310	2,408,374
		4,192,878
PROFESSIONAL SERVICES — 1.9%
Maximus	24,610	1,647,886

RETAIL REITS — 3.0%
NNN REIT	62,495	2,569,169

SOFTWARE — 2.9%
Dolby Laboratories, Cl A	32,715	2,512,185

TEXTILES, APPAREL & LUXURY GOODS — 2.5%
Skechers USA, Cl A *	44,295	2,127,046

WATER UTILITIES — 2.6%
Essential Utilities	54,390	2,237,061

TOTAL COMMON STOCK
(Cost $79,475,611)		83,399,704
SHORT-TERM INVESTMENT — 3.0%

First American Treasury Obligation Fund 4.316% (A)
(Cost $2,562,111)	2,562,111	2,562,111

TOTAL INVESTMENTS— 100.2%
(Cost $82,037,722)		$85,961,815

Percentages are based on Net Assets of $85,820,749.

*	Non-income producing security.

(A)	The rate shown is the 7-day effective yield as of April 30, 2025.

Cl — Class

REIT — Real Estate Investment Trust

As of April 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
APRIL 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.7%

	Shares	Value
AIR FREIGHT & LOGISTICS — 1.9%
Hub Group, Cl A	37,280	$1,177,675

BANKS — 11.0%
Prosperity Bancshares	24,495	1,663,210
Texas Capital Bancshares *	28,145	1,918,082
United Bankshares	47,395	1,625,175
United Community Banks	62,075	1,713,891
		6,920,358
BIOTECHNOLOGY — 2.5%
Exelixis *	40,830	1,598,494

CAPITAL MARKETS — 1.3%
Lazard, Cl A	21,290	828,181

CHEMICALS — 2.0%
Cabot	15,975	1,254,677

COMMERCIAL SERVICES & SUPPLIES — 2.5%
Healthcare Services Group *	108,785	1,545,835

DIVERSIFIED CONSUMER SERVICES — 2.9%
Frontdoor *	44,120	1,813,773

ELECTRIC UTILITIES — 4.5%
IDACORP	11,690	1,380,472
TXNM Energy, Inc.	26,465	1,407,938
		2,788,410
ELECTRONICS EQUIPMENT INSTRUMENTS & COMPONENTS — 2.5%
Advanced Energy Industries	16,140	1,572,198

HEALTH CARE EQUIPMENT & SERVICES — 3.6%
Globus Medical, Cl A *	31,190	2,238,506

HEALTH CARE PROVIDERS & SERVICES — 7.8%
Addus HomeCare *	12,170	1,272,374
AMN Healthcare Services *	22,060	450,686
HealthEquity *	12,770	1,094,644
Innovage Holding *	217,565	680,979
US Physical Therapy	19,395	1,379,178
		4,877,861
HEALTH CARE TECHNOLOGY — 5.8%
HealthStream	63,900	2,148,957
Phreesia *	59,210	1,477,882
		3,626,839
HOTELS, RESTAURANTS & LEISURE — 5.6%
Monarch Casino & Resort	26,630	2,082,200
Sportradar Group, Cl A *	62,515	1,444,721
		3,526,921
INDUSTRIAL REITS — 1.4%
Innovative Industrial Properties, Cl A	16,355	888,240

INSURANCE — 11.5%
Axis Capital Holdings	19,215	1,850,789
First American Financial	30,580	1,859,570
Reinsurance Group of America, Cl A	8,905	1,667,995
RenaissanceRe Holdings	7,455	1,803,588
		7,181,942
IT SERVICES — 1.4%
ASGN *	16,735	843,109

LEISURE PRODUCTS — 1.1%
Johnson Outdoors, Cl A	30,430	694,717

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
APRIL 30, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
MACHINERY — 4.8%
Alamo Group	8,220	$1,372,575
Atmus Filtration Technologies	47,930	1,661,733
		3,034,308
OIL, GAS & CONSUMABLE FUELS — 2.5%
Magnolia Oil & Gas, Cl A	77,595	1,593,025

PROFESSIONAL SERVICES — 7.3%
Forrester Research *	54,015	505,040
Insperity	14,990	974,500
NV5 Global *	86,220	1,599,381
WNS Holdings *	24,405	1,476,991
		4,555,912
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.9%
Marcus & Millichap	39,560	1,202,624

RETAIL REITS — 2.6%
NETSTREIT	97,370	1,584,210

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.3%
Diodes *	21,910	841,344
Rambus *	27,390	1,336,358
Tower Semiconductor *	33,160	1,186,465
Universal Display	9,665	1,214,214
		4,578,381
TOTAL COMMON STOCK
(Cost $54,125,649)		59,926,196
SHORT-TERM INVESTMENT — 4.4%

First American Treasury Obligation Fund 4.316% (A)
(Cost $2,751,289)	2,751,289	2,751,289
TOTAL INVESTMENTS— 100.1%
(Cost $56,876,938)		$62,677,485

Percentages are based on Net Assets of $62,627,700.

*	Non-income producing security.

(A)	The rate shown is the 7-day effective yield as of April 30, 2025.

Cl — Class

REIT — Real Estate Investment Trust

As of April 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
APRIL 30, 2025 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 92.2%

	Shares	Value
BELGIUM — 4.2%
KBC Group	39,000	$3,581,322
UCB	9,700	1,770,819
		5,352,141
FRANCE — 10.4%
Air Liquide	8,300	1,697,742
Airbus	15,400	2,566,987
Capgemini	13,500	2,138,791
LVMH Moet Hennessy Louis Vuitton	2,800	1,547,608
Thales	10,500	2,913,065
TotalEnergies	38,000	2,202,349
		13,066,542
GERMANY — 9.9%
E.ON	194,000	3,387,797
Infineon Technologies	66,000	2,160,049
Knorr-Bremse	32,200	3,180,859
Merck KGaA	12,800	1,767,607
SAP	7,000	2,024,515
		12,520,827
HONG KONG — 1.4%
AIA Group	231,600	1,734,999

IRELAND — 7.2%
Bank of Ireland Group	217,000	2,538,177
ICON *	11,000	1,665,840
Kerry Group	22,000	2,324,040
Ryanair Holdings	108,000	2,542,386
		9,070,443
JAPAN — 21.1%
Ajinomoto	124,000	2,528,913
Daifuku Ltd.	100,000	2,648,622
Mitsubishi Estate	169,000	2,960,869
MonotaRO	131,000	2,518,209
Nintendo	48,000	3,971,464
Shimano	16,000	2,258,777
Sony Group	164,500	4,338,575
Terumo	123,000	2,356,253
Tokio Marine Holdings	73,000	2,914,282
		26,495,964
NETHERLANDS — 3.0%
ING Groep	194,000	3,739,214

SINGAPORE — 4.5%
DBS Group Holdings	89,100	2,895,869
Singapore Telecommunications	976,000	2,824,654
		5,720,523
SWEDEN — 2.0%
Epiroc, Cl A	117,000	2,527,505

SWITZERLAND — 7.0%
Barry Callebaut	1,550	1,391,592
Julius Baer Group	37,000	2,386,721
Nestle	17,000	1,807,209
Roche Holding	10,000	3,262,858
		8,848,380
TAIWAN — 1.3%
Taiwan Semiconductor Manufacturing ADR	9,500	1,583,555

UNITED KINGDOM — 16.4%
AstraZeneca ADR	26,000	1,866,540
Barclays	659,000	2,606,631
Bunzl	75,000	2,348,872

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND
APRIL 30, 2025 (UNAUDITED)

COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — continued
CNH Industrial	177,000	$2,047,890
Diageo	85,000	2,369,796
Haleon	486,000	2,437,902
Intertek Group	35,000	2,138,174
London Stock Exchange Group	16,100	2,494,303
SSE	102,000	2,300,016
		20,610,124
UNITED STATES — 3.8%
Flutter Entertainment *	12,000	2,891,880
Schlumberger Ltd.	56,000	1,862,000
		4,753,880
TOTAL COMMON STOCK
(Cost $94,055,975)		116,024,097
SHORT-TERM INVESTMENT — 3.4%

First American Treasury Obligation Fund 4.316% (A)
(Cost $4,323,346)	4,323,346	4,323,346
TOTAL INVESTMENTS — 95.6%
(Cost $98,379,321)		$120,347,443

Percentages are based on Net Assets of $125,854,942.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of April 30, 2025.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of April 30, 2025, all of the Fund's investments in securities were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2025 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	Opportunity Fund	SMID Fund
Assets:
Cost of securities	$307,702,476	$82,037,722

Investments in securities, at value	$367,944,524	$85,961,815
Receivable for capital shares sold	416,571	32,326
Dividends receivable	639,357	47,343
Prepaid expenses	18,823	19,499
Total Assets	369,019,275	86,060,983
Liabilities:
Payable for capital shares redeemed	139,053	140,965
Investment advisory fees payable	133,261	38,628
Payable due to administrator	16,281	3,879
Payable due to trustees	16,126	4,977
Audit fees payable	13,200	13,200
Shareholder servicing fees payable	8,759	5,165
Chief Compliance Officer fees payable	5,045	596
Payable due to custodian	4,977	2,395
Other accrued expenses	67,971	30,429
Total Liabilities	404,673	240,234

Commitments and Contingencies †

Net Assets	$368,614,602	$85,820,749

Net Assets:
Paid-in Capital	$272,669,118	$69,579,335
Total Distributable Earnings	95,945,484	16,241,414

Net Assets	$368,614,602	$85,820,749

Investor Class Shares:
Net Assets	$117,763,455	$61,549,938
Total shares outstanding at end of period	4,401,711	2,951,836
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$26.75	$20.85

Institutional Class Shares:
Net Assets	$250,851,147	$24,270,811
Total shares outstanding at end of period	9,426,255	1,164,187
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$26.61	$20.85

†	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
APRIL 30, 2025 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	Small Cap Fund	International Equity Fund
Assets:
Cost of securities	$56,876,938	$98,379,321

Investments in securities, at value	$62,677,485	$120,347,443
Receivable for investment securities sold	—	859,914
Receivable for capital shares sold	12,352	30,043
Receivable due from Investment Adviser	178	—
Dividends receivable	20,176	474,108
Receivable for dividend tax reclaims	—	4,381,115
Prepaid expenses	16,079	16,866
Total Assets	62,726,270	126,109,489
Liabilities:
Investment advisory fees payable	26,547	62,073
Payable for capital shares redeemed	22,844	129,338
Audit fees payable	13,200	14,494
Shareholder servicing fees payable	7,632	1,280
Payable due to trustees	3,293	5,297
Payable due to administrator	2,767	5,551
Payable due to custodian	1,046	8,113
Chief Compliance Officer fees payable	162	853
Other accrued expenses	21,079	27,548
Total Liabilities	98,570	254,547
Commitments and Contingencies †
Net Assets	$62,627,700	$125,854,942
Net Assets:
Paid-in Capital	$52,603,380	$167,828,027
Total Distributable Earnings (Accumulated Losses)	10,024,320	(41,973,085)
Net Assets	$62,627,700	$125,854,942
Investor Class Shares:
Net Assets	$21,778,329	$81,566,705
Total shares outstanding at end of period	1,456,575	2,881,316
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$14.95	$28.31
Institutional Class Shares:
Net Assets	$40,849,371	$44,288,237
Total shares outstanding at end of period	2,611,457	1,563,484
Net Asset Value Per Share
(Net Assets ÷ Shares Outstanding)	$15.64	$28.33

†	See Note 4 in the Notes to Financial Statements.

Amounts designated as "-" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2025 (UNAUDITED)

STATEMENTS OF OPERATIONS

	Opportunity Fund	SMID Fund
Investment Income
Dividends	$4,224,600	$1,232,272
Interest	280,617	63,036
Less: Foreign Taxes Withheld	(62,274)	—
Total Investment Income	4,442,943	1,295,308

Expenses
Investment Advisory Fees	1,168,477	465,785
Shareholder Servicing Fees - Investor Class Shares	121,287	45,053
Administration Fees	107,111	32,023
Trustees' Fees	34,220	10,584
Chief Compliance Officer Fees	6,495	2,126
Transfer Agent Fees	62,222	38,262
Printing Fees	28,300	8,066
Legal Fees	27,183	8,774
Registration & Filing Fees	18,058	19,364
Audit Fees	13,200	13,200
Custodian Fees	9,189	3,714
Pricing Fees	3,080	2,055
Interest Expense	419	2,609
Other Expenses	41,876	12,364
Total Expenses	1,641,117	663,979
Less:
Investment Advisory Fees Waiver	(246,086)	(121,660)
Fees Paid Indirectly (Note 3)	(6,569)	(1,247)
Net Expenses	1,388,462	541,072
Net Investment Income	3,054,481	754,236

Net Realized Gain (Loss) on:
Investments	34,251,151	12,799,108
Net Realized Gain (Loss)	34,251,151	12,799,108
Net Unrealized Appreciation (Depreciation) on:
Investments	(43,648,883)	(23,832,204)
Net Unrealized Appreciation (Depreciation)	(43,648,883)	(23,832,204)
Net Realized and Unrealized Gain (Loss)	(9,397,732)	(11,033,096)
Net Decrease in Net Assets from Operations	$(6,343,251)	$(10,278,860)

Amounts designated as "-" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2025 (UNAUDITED)

STATEMENTS OF OPERATIONS

	Small Cap Fund	International Equity Fund
Investment Income
Dividends	$547,720	$1,750,645
Interest	57,183	–
Less: Foreign Taxes Withheld	—	25,316
Total Investment Income	604,903	1,775,961

Expenses
Investment Advisory Fees	343,229	567,832
Shareholder Servicing Fees - Investor Class Shares	29,781	49,300
Administration Fees	22,209	34,702
Trustees' Fees	7,546	11,079
Chief Compliance Officer Fees	1,740	2,398
Transfer Agent Fees	32,029	35,749
Registration & Filing Fees	17,232	16,745
Audit Fees	13,200	14,494
Printing Fees	6,130	9,040
Legal Fees	5,961	8,876
Custodian Fees	2,900	20,696
Pricing Fees	1,787	1,243
Interest Expense	113	1
Other Expenses	9,273	13,482
Total Expenses	493,130	785,637
Less:
Investment Advisory Fees Waiver	(98,216)	(165,591)
Fees Paid Indirectly (Note 3)	(1,174)	(2,009)
Net Expenses	393,740	618,037
Net Investment Income	211,163	1,157,924

Net Realized Gain (Loss) on:
Investments	4,339,092	320,854
Foreign Currency Transactions	—	(88,200)
Net Realized Gain (Loss)	4,339,092	232,654
Net Unrealized Appreciation (Depreciation) on:
Investments	(8,297,045)	6,446,060
Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	198,574
Net Unrealized Appreciation (Depreciation)	(8,297,045)	6,644,634
Net Realized and Unrealized Gain (Loss)	(3,957,953)	6,877,288
Net Increase (Decrease) in Net Assets from Operations	$(3,746,790)	$8,035,212

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$3,054,481	$5,597,140
Net Realized Gain	34,251,151	28,976,085
Net Change in Unrealized Appreciation (Depreciation)	(43,648,883)	58,127,281
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,343,251)	92,700,506
Distributions:
Investor Class Shares	(10,886,030)	(10,635,984)
Institutional Class Shares	(23,146,625)	(20,620,590)
Total Distributions	(34,032,655)	(31,256,574)
Capital Share Transactions:
Investor Class Shares
Issued	2,821,766	5,914,977
Reinvestment of Dividends	10,299,155	10,074,767
Redeemed	(13,427,171)	(20,160,400)
Net Decrease in Net Assets from Investor Class Share Transactions	(306,250)	(4,170,656)
Institutional Class Shares
Issued	27,827,751	59,707,378
Reinvestment of Dividends	14,022,156	13,238,923
Redeemed	(36,444,048)	(52,019,122)
Net Increase in Net Assets from Institutional Class Share Transactions	5,405,859	20,927,179
Net Increase in Net Assets from Capital Share Transactions	5,099,609	16,756,523
Total Increase (Decrease) in Net Assets	(35,276,297)	78,200,455
Net Assets:
Beginning of period	403,890,899	325,690,444
End of period	$368,614,602	$403,890,899
Share Transactions:
Investor Class Shares
Issued	98,884	214,538
Reinvestment of Dividends	373,397	386,123
Redeemed	(486,388)	(731,059)
Total Decrease in Investor Class Shares	(14,107)	(130,398)
Institutional Class Shares
Issued	999,141	2,177,279
Reinvestment of Dividends	510,623	509,264
Redeemed	(1,304,103)	(1,891,855)
Total Increase in Institutional Class Shares	205,661	794,688
Net Increase in Shares Outstanding	191,554	664,290

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$754,236	$1,363,804
Net Realized Gain	12,799,108	6,750,897
Net Change in Unrealized Appreciation (Depreciation)	(23,832,204)	20,622,656
Net Increase (Decrease) in Net Assets Resulting from Operations	(10,278,860)	28,737,357
Distributions:
Investor Class Shares	(5,212,288)	(909,333)
Institutional Class Shares	(2,591,951)	(442,531)
Total Distributions	(7,804,239)	(1,351,864)
Capital Share Transactions:
Investor Class Shares
Issued	7,109,765	27,089,731
Reinvestment of Dividends	5,212,288	909,122
Redemption Fees — Note 2	(606)	606
Redeemed	(49,193,472)	(53,943,214)
Net Decrease in Net Assets from Investor Class Share Transactions	(36,872,025)	(25,943,755)
Institutional Class Shares
Issued	3,926,881	19,962,082
Reinvestment of Dividends	1,617,779	357,501
Redemption Fees — Note 2	(2,201)	2,201
Redeemed	(26,870,809)	(27,204,751)
Net Decrease in Net Assets from Institutional Class Share Transactions	(21,328,350)	(6,882,967)
Net Decrease in Net Assets from Capital Share Transactions	(58,200,375)	(32,826,722)
Total Decrease in Net Assets	(76,283,474)	(5,441,229)
Net Assets:
Beginning of period	162,104,223	167,545,452
End of period	$85,820,749	$162,104,223
Share Transactions:
Investor Class Shares
Issued	308,465	1,132,258
Reinvestment of Dividends	228,997	37,552
Redeemed	(2,098,653)	(2,241,421)
Total Decrease in Investor Class Shares	(1,561,191)	(1,071,611)
Institutional Class Shares
Issued	172,138	834,115
Reinvestment of Dividends	71,074	14,773
Redeemed	(1,161,377)	(1,126,150)
Total Decrease in Institutional Class Shares	(918,165)	(277,262)
Net Decrease in Shares Outstanding	(2,479,356)	(1,348,873)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$211,163	$492,166
Net Realized Gain	4,339,092	3,044,018
Net Change in Unrealized Appreciation (Depreciation)	(8,297,045)	17,242,935
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,746,790)	20,779,119
Distributions:
Investor Class Shares	(838,525)	(278,617)
Institutional Class Shares	(2,359,360)	(974,259)
Total Distributions	(3,197,885)	(1,252,876)
Capital Share Transactions:
Investor Class Shares
Issued	1,387,804	846,877
Reinvestment of Dividends	810,703	268,348
Redemption Fees — Note 2	(240)	240
Redeemed	(2,197,170)	(4,647,159)
Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	1,097	(3,531,694)
Institutional Class Shares
Issued	960,052	6,364,697
Reinvestment of Dividends	1,987,870	827,932
Redemption Fees — Note 2	(245)	245
Redeemed	(24,197,336)	(26,589,001)
Net Decrease in Net Assets from Institutional Class Share Transactions	(21,249,659)	(19,396,127)
Net Decrease in Net Assets from Capital Share Transactions	(21,248,562)	(22,927,821)
Total Decrease in Net Assets	(28,193,237)	(3,401,578)
Net Assets:
Beginning of period	90,820,937	94,222,515
End of period	$62,627,700	$90,820,937
Share Transactions:
Investor Class Shares
Issued	85,859	53,831
Reinvestment of Dividends	49,512	16,989
Redeemed	(136,233)	(296,537)
Total Decrease in Investor Class Shares	(862)	(225,717)
Institutional Class Shares
Issued	57,423	397,774
Reinvestment of Dividends	115,944	50,120
Redeemed	(1,397,565)	(1,627,228)
Total Decrease in Institutional Class Shares	(1,224,198)	(1,179,334)
Net Decrease in Shares Outstanding	(1,225,060)	(1,405,051)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$1,157,924	$2,068,375
Net Realized Gain	232,654	19,277,956
Net Change in Unrealized Appreciation	6,644,634	13,629,290
Net Increase in Net Assets Resulting from Operations	8,035,212	34,975,621
Distributions:
Investor Class Shares	(1,251,424)	(1,497,752)
Institutional Class Shares	(725,435)	(1,517,514)
Total Distributions	(1,976,859)	(3,015,266)
Capital Share Transactions:
Investor Class Shares
Issued	3,109,738	5,232,982
Reinvestment of Dividends	1,239,391	1,484,638
Redeemed	(12,543,438)	(22,742,353)
Net Decrease in Net Assets from Investor Class Share Transactions	(8,194,309)	(16,024,733)
Institutional Class Shares
Issued	688,687	2,868,234
Reinvestment of Dividends	645,405	846,050
Redemption Fees — Note 2	(238)	238
Redeemed	(5,856,299)	(65,589,576)
Net Decrease in Net Assets from Institutional Class Share Transactions	(4,522,445)	(61,875,054)
Net Decrease in Net Assets from Capital Share Transactions	(12,716,754)	(77,899,787)
Total Decrease in Net Assets	(6,658,401)	(45,939,432)
Net Assets:
Beginning of period	132,513,343	178,452,775
End of period	$125,854,942	$132,513,343
Share Transactions:
Investor Class Shares
Issued	115,433	209,770
Reinvestment of Dividends	47,946	61,222
Redeemed	(464,269)	(907,440)
Total Decrease in Investor Class Shares	(300,890)	(636,448)
Institutional Class Shares
Issued	25,882	114,238
Reinvestment of Dividends	24,958	34,874
Redeemed	(218,343)	(2,633,729)
Total Decrease in Institutional Class Shares	(167,503)	(2,484,617)
Net Decrease in Shares Outstanding	(468,393)	(3,121,065)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
	Period November 1,
	2024 to
	April 30,
	2025	Year ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$29.69	$25.16	$25.31	$29.58	$22.07	$22.63
Income (Loss) from Operations:
Net Investment Income(1)	0.20	0.37	0.31	0.20	0.17	0.27
Net Realized and Unrealized Gain (Loss)	(0.68)	6.54	0.76	(2.35)	8.34	1.29
Total from Operations	(0.48)	6.91	1.07	(2.15)	8.51	1.56
Dividends and Distributions:
Net Investment Income	(0.38)	(0.31)	(0.16)	(0.14)	(0.19)	(0.32)
Net Realized Gain	(2.08)	(2.07)	(1.06)	(1.98)	(0.81)	(1.80)
Total Dividends and Distributions	(2.46)	(2.38)	(1.22)	(2.12)	(1.00)	(2.12)
Net Asset Value, End of Year	$26.75	$29.69	$25.16	$25.31	$29.58	$22.07
Total Return†	(1.76)%	28.85%	4.26%	(7.74)%	39.42%	6.91%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$117,764	$131,124	$114,401	$124,006	$158,921	$103,903
Ratio of Expenses to Average Net Assets	0.84%*	0.86%	0.86%	0.86%	0.85%	0.84%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.97%*	0.98%	0.10%	0.98%	0.94%	0.94%
Ratio of Net Investment Income to Average Net Assets	1.44%*	1.34%	1.23%	0.76%	0.61%	1.27%
Portfolio Turnover Rate	25%**	32%	51%	46%	36%	87%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
	Period November 1,
	2024 to
	April 30,
	2025	Year ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$29.58	$25.08	$25.24	$29.50	$22.00	$22.55
Income (Loss) from Operations:
Net Investment Income(1)	0.23	0.43	0.37	0.26	0.22	0.31
Net Realized and Unrealized Gain (Loss)	(0.68)	6.50	0.75	(2.35)	8.32	1.28
Total from Operations	(0.45)	6.93	1.12	(2.09)	8.54	1.59
Dividends and Distributions:
Net Investment Income	(0.44)	(0.36)	(0.22)	(0.19)	(0.23)	(0.34)
Net Realized Gain	(2.08)	(2.07)	(1.06)	(1.98)	(0.81)	(1.80)
Total Dividends and Distributions	(2.52)	(2.43)	(1.28)	(2.17)	(1.04)	(2.14)
Net Asset Value, End of Year	$26.61	$29.58	$25.08	$25.24	$29.50	$22.00
Total Return†	(1.67)%	29.09%	4.47%	(7.55)%	39.75%	7.09%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$250,851	$272,767	$211,289	$160,752	$198,332	$127,089
Ratio of Expenses to Average Net Assets	0.65%*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	0.78%*	0.77%	0.79%	0.77%	0.74%	0.75%
Ratio of Net Investment Income to Average Net Assets	1.63%*	1.55%	1.44%	0.97%	0.81%	1.45%
Portfolio Turnover Rate	25%**	32%	51%	46%	36%	87%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
	Period November 1,
	2024 to
	April 30,
	2025	Year ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$24.57	$21.09	$21.00	$24.96	$17.43	$18.78
Income (Loss) from Operations:
Net Investment Income(1)	0.15	0.18	0.19	0.18	0.21	0.13
Net Realized and Unrealized Gain (Loss)	(2.50)	3.47	0.11	(1.48)	7.45	(0.69)
Total from Operations	(2.35)	3.65	0.30	(1.30)	7.66	(0.56)
Dividends and Distributions:
Net Investment Income	(0.27)	(0.17)	(0.20)	(0.19)	(0.13)	(0.09)
Net Realized Gain	(1.10)	—	(0.01)	(2.47)	—	(0.70)
Total Dividends and Distributions	(1.37)	(0.17)	(0.21)	(2.66)	(0.13)	(0.79)
Redemption Fees(1)	0.00 (2)	0.00 (2)	0.00 (2)	—	0.00 (2)	—
Net Asset Value, End of Year	$20.85	$24.57	$21.09	$21.00	$24.96	$17.43
Total Return†	(9.99)%	17.31%	1.38%	(5.74)%	44.07%	(3.42)%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$61,550	$110,896	$117,766	$103,824	$124,536	$53,396
Ratio of Expenses to Average Net Assets	0.96%*	0.96%	0.93%	0.92%	0.93%	0.95%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.17%*	1.12%	1.11%	1.09%	1.07%	1.20%
Ratio of Net Investment Income to Average Net Assets	1.26%*	0.73%	0.87%	0.81%	0.87%	0.76%
Portfolio Turnover Rate	20%**	12%	38%	34%	52%	82%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts designated as "-" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
	Period November 1,
	2024 to
	April 30,
	2025	Year ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$24.59	$21.10	$21.01	$24.97	$17.44	$18.78
Income (Loss) from Operations:
Net Investment Income(1)	0.16	0.20	0.20	0.19	0.22	0.15
Net Realized and Unrealized Gain (Loss)	(2.50)	3.48	0.11	(1.48)	7.45	(0.69)
Total from Operations	(2.34)	3.68	0.31	(1.29)	7.67	(0.54)
Dividends and Distributions:
Net Investment Income	(0.30)	(0.19)	(0.21)	(0.20)	(0.14)	(0.10)
Net Realized Gain	(1.10)	—	(0.01)	(2.47)	—	(0.70)
Total Dividends and Distributions	(1.40)	(0.19)	(0.22)	(2.67)	(0.14)	(0.80)
Redemption Fees(1)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.01	—
Net Asset Value, End of Year	$20.85	$24.59	$21.10	$21.01	$24.97	$17.44
Total Return†	(9.93)%	17.44%	1.46%	(5.67)%	44.17%	(3.32)%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$24,271	$51,208	$49,799	$23,164	$25,993	$4,745
Ratio of Expenses to Average Net Assets	0.85%*	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.07%*	1.02%	1.04%	1.02%	0.99%	1.09%
Ratio of Net Investment Income to Average Net Assets	1.37%*	0.84%	0.90%	0.87%	0.89%	0.86%
Portfolio Turnover Rate	20%**	12%	38%	34%	52%	82%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts designated as "-" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
	Period November 1,
	2024 to
	April 30,
	2025	Year ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$16.60	$13.61	$14.48	$20.95	$14.93	$16.61
Income (Loss) from Operations:
Net Investment Income (Loss)(1)	0.03	0.05	0.11	0.01	(0.02)	0.06
Net Realized and Unrealized Gain (Loss)	(1.11)	3.10	(0.91)	(1.30)	6.10	(0.94)
Total from Operations	(1.08)	3.15	(0.80)	(1.29)	6.08	(0.88)
Dividends and Distributions:
Net Investment Income	(0.06)	(0.09)	—	—	(0.06)	(0.08)
Net Realized Gain	(0.51)	(0.07)	(0.07)	(5.18)	—	(0.72)
Total Dividends and Distributions	(0.57)	(0.16)	(0.07)	(5.18)	(0.06)	(0.80)
Redemption Fees(1)	—	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Year	$14.95	$16.60	$13.61	$14.48	$20.95	$14.93
Total Return†	(6.78)%	23.27%	(5.70)%	(7.36)%	40.79%	(5.76)%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$21,778	$24,200	$22,912	$33,349	$40,967	$36,234
Ratio of Expenses to Average Net Assets	1.15%*	1.15%	1.05%	1.10%	1.10%	1.05%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.40%*	1.36%	1.27%	1.31%	1.26%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.37%*	0.33%	0.71%	0.05%	(0.10)%	0.41%
Portfolio Turnover Rate	3%**	7%	48%	50%	64%	70%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts designated as "-" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
	Period November 1,
	2024 to
	April 30,
	2025	Year ended October 31,
	(Unaudited)	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$17.37	$14.22	$15.13	$21.63	$15.39	$17.11
Income (Loss) from Operations:
Net Investment Income(1)	0.05	0.09	0.13	0.04	0.02	0.08
Net Realized and Unrealized Gain (Loss)	(1.17)	3.25	(0.94)	(1.36)	6.30	(0.97)
Total from Operations	(1.12)	3.34	(0.81)	(1.32)	6.32	(0.89)
Dividends and Distributions:
Net Investment Income	(0.10)	(0.12)	(0.03)	—	(0.08)	(0.11)
Net Realized Gain	(0.51)	(0.07)	(0.07)	(5.18)	—	(0.72)
Total Dividends and Distributions	(0.61)	(0.19)	(0.10)	(5.18)	(0.08)	(0.83)
Redemption Fees(1)	—	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Year	$15.64	$17.37	$14.22	$15.13	$21.63	$15.39
Total Return†	(6.71)%	23.59%	(5.42)%	(7.21)%	41.18%	(5.64)%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$40,849	$66,621	$71,311	$38,858	$55,691	$42,012
Ratio of Expenses to Average Net Assets	0.90%*	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.14%*	1.11%	1.12%	1.11%	1.07%	1.10%
Ratio of Net Investment Income to Average Net Assets	0.59%*	0.58%	0.81%	0.26%	0.08%	0.55%
Portfolio Turnover Rate	3%**	7%	48%	50%	64%	70%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts designated as "-" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Investor Class Shares
	Period November 1,
	2024 to
	April 30,
	2025		Year ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$26.96		$22.20	$20.37	$28.06	$22.33	$26.26
Income (Loss) from Operations:
Net Investment Income(1)	0.24		0.36	0.25	0.29	0.34	0.21
Net Realized and Unrealized Gain (Loss)	1.51		4.82	2.16	(7.61)	5.70	(3.23)
Total from Operations	1.75		5.18	2.41	(7.32)	6.04	(3.02)
Dividends and Distributions:
Net Investment Income	(0.40)		(0.42)	(0.58)	(0.37)	(0.31)	(0.91)
Total Dividends and Distributions	(0.40)		(0.42)	(0.58)	(0.37)	(0.31)	(0.91)
Redemption Fees(1)	—		—	—	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Year	$28.31		$26.96	$22.20	$20.37	$28.06	$22.33
Total Return†	6.65%		23.53%	11.85%	(26.42)%	27.13%	(12.07)%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$81,567		$85,792	$85	$115,167	$205,317	$194,941
Ratio of Expenses to Average Net Assets	1.02	%*	1.00%	9.90%	0.99%	0.98%	1.03%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.28	%*	1.23%	1.25%	1.17%	1.12%	1.15%
Ratio of Net Investment Income to Average Net Assets	1.79	%*	1.42%	1.05%	1.20%	1.21%	0.87%
Portfolio Turnover Rate	22	%**	38%	32%	49%	61%	58%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts designated as "-" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year or Period

	Institutional Class Shares
	Period November 1,
	2024 to
	April 30,
	2025		Year ended October 31,
	(Unaudited)		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$26.99		$22.22	$20.41	$28.10	$22.38	$26.31
Income (Loss) from Operations:
Net Investment Income(1)	0.26		0.32	0.26	0.31	0.33	0.25
Net Realized and Unrealized Gain (Loss)	1.51		4.89	2.16	(7.61)	5.74	(3.24)
Total from Operations	1.77		5.21	2.42	(7.30)	6.07	(2.99)
Dividends and Distributions:
Net Investment Income	(0.43)		(0.44)	(0.61)	(0.39)	(0.35)	(0.94)
Total Dividends and Distributions	(0.43)		(0.44)	(0.61)	(0.39)	(0.35)	(0.94)
Redemption Fees(1)	—		0.00 (2)	—	0.00 (2)	0.00 (2)	0.00 (2)
Net Asset Value, End of Year	$28.33		$26.99	$22.22	$20.41	$28.10	$22.38
Total Return†	6.72%		23.68%	11.86%	(26.32)%	27.23%	(11.94)%
Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$44,288		$46,721	$93,689	$200,634	$718,480	$837,570
Ratio of Expenses to Average Net Assets	0.90	%*	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.16	%*	1.14%	1.16%	1.08%	1.04%	1.02%
Ratio of Net Investment Income to Average Net Assets	1.91	%*	1.25%	1.11%	1.25%	1.19%	1.02%
Portfolio Turnover Rate	22	%**	38%	32%	49%	61%	58%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.005 per share.

Amounts designated as "-" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2025 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) was organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 27 portfolios. The financial statements herein are those of the Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund and Cambiar International Equity Fund (collectively the “Funds,” individually a “Fund”) each of which are diversified Funds. The Opportunity Fund and International Equity Fund seek total return and capital preservation. The SMID Fund and Small Cap Fund seek long-term capital appreciation. The goal of each of the Funds is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser. No securities were fair valued by the committee as of April 30, 2025.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding the relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Cambiar International Equity Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC. (“ICE”) as a third party fair valuation vendor. ICE provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Cambiar International Equity Fund values the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts the Fund’s Administrator and requests that a meeting of the Committee be held. As of April 30, 2025, the Cambiar International Equity Fund total market value of securities that were fair valued by the Committee were $0 or 0.0% of Net Assets.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2025 (UNAUDITED)

If a local market in which the Fund owns securities is closed for one or more days, the Cambiar International Equity Fund shall value all securities held in the corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedure, etc.)

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to share-holders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Cambiar International Equity Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

As of April 30 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended April 30, 2025, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2025 (UNAUDITED)

Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Expenses — Expenses of the Trust which can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees —The Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund and Cambiar International Equity Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the period ended April 30, 2025, the Funds retained fees of $0, $2,807, $485 and $238, respectively. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended April 30, 2025, the Funds incurred the following fees for these services: $107,111, $32,023, $22,209 and $34,702 for the Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund and Cambiar International Equity Fund, respectively.

The Funds have adopted a shareholder servicing fee plan under which a shareholder servicing fee up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Funds will be paid to the Distributor. The Distributor may perform, or may compensate other service providers for providing, certain shareholder and administrative services. Shareholder servicing fees in excess of 0.25% of average daily net assets are paid by Cambiar Investors, LLC (the “Adviser”). During the period ended April 30, 2025, the Cambiar Opportunity, Cambiar SMID, Cambiar Small Cap and Cambiar International Equity paid $121,287, $45,053, $29,781 and $49,300, for the Investor Shares, respectively, for these services.

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board. During the period ended April 30, 2025, the Cambiar Opportunity, Cambiar SMID, Cambiar Small Cap and Cambiar International Equity were allocated CCO fees totaling $6,495, $2,126, $1,740 and $2,398, respectively.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent for the Funds under the transfer agency agreement with the Trust. The Funds earn cash management credits which are used to offset transfer agent expenses. During the period ended April 30, 2025, the Cambiar Opportunity, Cambiar SMID, Cambiar Small Cap and Cambiar International Equity earned credits of $6,569, $1,247, $1,174 and $2,009, respectively, which were used to offset transfer agent expenses. These amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

U.S. Bank, N.A. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2025 (UNAUDITED)

4.	Investment Advisory Agreements:

Under the terms of the investment advisory agreement, the advisory fees for each Fund are as follows:

Advisory Fee
Cambiar Opportunity Fund	0.60%
Cambiar SMID Fund	0.80%
Cambiar Small Cap Fund	0.85%
Cambiar International Equity Fund	0.90%*

*	The Fund pays the Adviser a fee at an annual rate of 0.90% on the first $2 billion in assets, 0.80% for assets between $ 2 billion and $10 billion, and 0.70% for assets over $10 billion.

The Adviser has contractually agreed, through March 1, 2026, to waive a portion of its advisory fees and to assume expenses, which are calculated based on each Fund’s average daily net assets, in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, non-routine expenses, and shareholder servicing fees) of each Fund from exceeding certain contractual expense limitations. Accordingly, the contractual expense limitations for each Fund are as follows:

Contractual Expense Limitations
Cambiar Opportunity Fund	0.65%
Cambiar SMID Fund	0.85%
Cambiar Small Cap Fund	0.90%
Cambiar International Equity Fund	0.90%

Refer to waiver of investment advisory fees on the Statements of Operations for fees waived for the period ended April 30, 2025. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. During the period ended April 30, 2025, the Funds did not recoup any previously waived fees.

At April 30, 2025, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Period Waived	Subject to Repayment until October 31:	Cambiar Opportunity Fund	Cambiar SMID Fund	Cambiar Small Cap Fund	Cambiar International Equity Fund
10/31/22 – 10/31/23	2026	$401,498	$242,092	$185,864	$854,956
10/31/23 – 10/31/24	2027	475,732	295,068	218,320	581,717
10/31/24 – 10/31/25	2028	471,621	275,676	198,144	307,556
		$1,348,851	$812,836	$602,328	$1,744,229

5.	Investment Transactions:

For the period ended April 30, 2025, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

	Purchases	Sales
Cambiar Opportunity Fund	$93,883,541	$139,482,500
Cambiar SMID Fund	22,892,211	90,408,461
Cambiar Small Cap Fund	2,617,605	29,296,572
Cambiar International Equity Fund	26,829,594	43,342,972

There were no purchases or sales of long-term U.S. Government Securities for any of the Funds.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2025 (UNAUDITED)

6.	Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily attributable to reclassification of long term capital gain distributions on REITs, merger adjustments with Great Lakes funds and foreign currency translations. The permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of October 31, 2024 is primarily related to merger adjustments with the Great Lakes Funds.

Accordingly, the following reclassifications that have been made to/from the following accounts:

	Accumulated Losses	Paid-in Capital
Cambiar Opportunity Fund	$(339)	$339

The tax character of dividends and distributions declared during the last two fiscal years ended October 31, were as follows:

	Ordinary Income	Long -Term Capital Gain	Total
Cambiar Opportunity Fund
2024	$8,904,731	$22,351,843	$31,256,574
2023	2,591,075	11,850,120	14,441,195
Cambiar SMID Fund
2024	1,351,864	—	1,351,864
2023	1,143,279	34,837	1,178,116
Cambiar Small Cap Fund
2024	996,362	256,514	1,252,876
2023	202,839	251,192	454,031
Cambiar International Equity Fund
2024	3,015,266	—	3,015,266
2023	7,903,161	—	7,903,161

As of October 31, 2024, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Cambiar Opportunity Fund	Cambiar SMID Fund	Cambiar Small Cap Fund	Cambiar International Equity Fund
Undistributed Ordinary Income	$9,953,721	$2,395,865	$1,907,507	$1,859,861
Undistributed Long-Term Capital Gain	22,986,084	4,897,871	1,289,356	–
Capital Loss Carryforwards	–	–	–	(64,543,543)
Net Unrealized Appreciation	103,381,595	27,030,777	13,772,132	14,652,243
Other Temporary Differences	(10)	–	–	1
Total Distributable Earnings (Accumulated Losses)	$136,321,390	$34,324,513	$16,968,995	$(48,031,438)

As of October 31, 2024, the following Funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total Post- Enactment Capital Loss Carryforwards
Cambiar International Equity Fund	$64,543,543	$—	$64,543,543

During the year ended October 31, 2024, the following funds utilized the prior year capital loss carryforward:

	Short-Term Loss	Long-Term Loss	Total Post- Enactment Capital Loss Carryforwards
Cambiar Opportunity Fund	$295,943	$—	$295,943
Cambiar SMID Fund	456,757	—	456,757
Cambiar International Equity Fund	17,814,997	—	17,814,997

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2025 (UNAUDITED)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Funds' net unrealized appreciation/(depreciation) difference is attributable primarily to wash sales.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments for Federal income tax purposes at April 30, 2025, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Cambiar Opportunity Fund	$307,702,476	$76,925,270	$(16,683,222)	$60,242,048
Cambiar SMID Fund	82,037,722	14,537,980	(10,613,887)	3,924,093
Cambiar Small Cap Fund	56,876,938	12,898,287	(7,097,740)	5,800,547
Cambiar International Equity Fund	98,379,321	27,326,419	(5,358,297)	21,968,122

7.	Concentrated Risks:

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. You should consider your investment goals, time horizon, and risk tolerance before investing in the Fund. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

Equity Risk — (Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund and Cambiar International Equity Fund) — Since its purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate significantly from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies, and hence, the Fund, may suffer a decline in response. Portfolio securities may be traded over-the-counter or listed on an exchange.

Market Risk — (Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund and Cambiar International Equity Fund) — A number of factors can affect financial markets generally, which in turn, can impact the value of the Fund’s investments. Economic considerations such as GDP growth, interest rates, inflation, monetary and fiscal policy, trade policy and tariffs, barriers to capital formation and reinvestment, market instability, and budgetary deficits are key considerations in how overall markets perform. Political factors, including elections and political instability and unrest, foreign or domestic, can affect the extent to which investors choose to participate in financial markets. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseeable ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Value Investing Risk — (Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund and Cambiar International Equity Fund) — The Fund is an actively managed mutual fund that pursues a “value” style of investing. Value investing focuses on companies whose stock appears undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for meeting or exceeding earnings expectations is inaccurate, the Fund may not achieve its intended results and could suffer losses or produce poor performance relative to other funds or market benchmarks. In addition, “value stocks” can continue to be undervalued by the market for long periods of time, and may never achieve the Adviser’s expected valuation.

Foreign Company Risk — Cambiar International Equity Fund — Because the Fund invests in foreign securities, including securities denominated in foreign currencies and ADRs, it will be subject to certain risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States, because of, among other things, unstable political and economic conditions, sovereign solvency considerations, and less developed and more thinlytraded securities markets. Adverse political and economic developments or changesin the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”).

Foreign Currency Risk — Cambiar International Equity Fund — Fund investments in foreign currencies and securities denominated in foreign currencies are subject to currency risk. As a result, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Additionally, the value of the Fund’s assets measured in U.S. dollars may be affected by exchange control regulations. The Fund will generally incur transaction costs in connection with conversions between various currencies which will negatively impact performance. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2025 (UNAUDITED)

Emerging Markets Risk — Cambiar International Equity Fund — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity, significant price volatility, restrictions on foreign investment, and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Small-Capitalization Company Risk — Cambiar Small Cap Fund — The Fund is also subject to the risk that small capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small-capitalization companies may be more vulnerable to adverse corporate, business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, may incur higher borrowing costs, and may depend upon a relatively small management team. Therefore, small-cap stocks may be more volatile than those of larger companies. Portfolio securities may be traded over-the-counter or listed on an exchange.

Small- and Mid-Capitalization Company Risk — Cambiar SMID Fund — The Fund is also subject to the risk that small- and mid-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Small- and mid-capitalization companies may be more vulnerable to adverse corporate, business or economic events than larger, more established companies. In particular, investments in smaller companies may pose additional risks, including liquidity risk, because these companies tend to have more limited product lines, markets and financial resources, may incur higher borrowing costs, and may depend upon a relatively small management team. Therefore, stocks of smaller companies may be more volatile than those of larger companies. Portfolio securities may be traded overthe- counter or listed on an exchange.

8.	Indemnifications

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9.	Line of Credit:

The Funds entered into an agreement on July 29, 2024, which enables them to participate in a $100 million uncommitted, secured, revolving line of credit with the Custodian. The agreement expires on July 28, 2025. The proceeds from the borrowings shall be used to provide temporary liquidity to the Funds as necessary in order to meet shareholder redemption needs. Interest is charged to the Funds based on the outstanding principal balance of the borrowings at an annual rate equal to the Custodian’s then current prime-lending rate. The Funds’ holdings serve as collateral against any borrowings under the line of credit.

Borrowing activity for the period ended April 30, 2025, was the following:

Fund	Maximum Amount of Line of Credit	Interest Expense	Average Rate	Average Borrowing	Number of Days on Loan	Maximum Amount Outstanding
Cambiar Opportunity Fund	$100,000,000	$419	7.50%	$502,500	4	$1,850,000
Cambiar SMID Fund	100,000,000	2,609	7.55	817,533	15	3,239,000
Cambiar Small Cap Fund	100,000,000	113	8.44	1,384,250	16	4,187,000
Cambiar International Equity Fund	100,000,000	1	7.75	5,000	1	5,0000

10.	Concentration of Shareholders:

At April 30, 2025, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% of Ownership
Cambiar Opportunity Fund, Investor Class	3	68%
Cambiar Opportunity Fund, Institutional Class	4	60%
Cambiar SMID Fund, Investor Class	1	78%
Cambiar SMID Fund, Institutional Class	3	72%
Cambiar Small Cap Fund, Investor Class	3	58%
Cambiar Small Cap Fund, Institutional Class	3	73%
Cambiar International Equity Fund, Investor Class	2	80%
Cambiar International Equity Fund, Institutional Class	2	61%

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2025 (UNAUDITED)

11.	Fund Merger:

At a meeting held on May 23, 2022, the Trust's Board considered a proposal for the reorganization three series of the Managed Portfolio Series trust (the “Acquired Funds”) into two series of the Trust managed by Cambiar (the “Acquiring Funds”). Specifically, the Board approved the reorganization of the Great Lakes Large Cap Value Fund and the Great Lakes Disciplined Equity Fund into the Cambiar Opportunity Fund, and the Great Lakes Small Cap Opportunity Fund into the Cambiar Small Cap Fund (together, the “Reorganization”). The investment objectives of the Acquired Funds were to seek total return, while the Cambiar Opportunity Fund's investment objective is to seek total return and capital preservation, and the Cambiar Small Cap Fund seeks long-term appreciation. The principal investment strategies of the Acquired Funds and Acquiring Funds shared a number of similarities.

The Board of Trustees of the Managed Portfolio Series trust determined that the Reorganization was in the best interest of the Acquired Funds' shareholders and approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”), which was subsequently approved by the Trust's Board on May 23, 2022. The transfer of shareholder assets under the Reorganization was tax-free, meaning that neither the shareholders of the Acquired Funds nor the Acquiring Funds realized any gains or losses for federal income tax purposes as a result of the transaction. The Reorganization occurred following the close of business on December 9, 2022, whereby the assets and the stated liabilities of the Acquired Funds were transferred to the corresponding Acquiring Funds.

Acquired Fund	Cash	Security Shares as Cost	Income	Unrealized Appreciation/ (Depreciation) on Investments	Net Assets
Great Lakes Large Cap Value Fund	$3,328,076	$22,855,306	$58,535	$5,008,613	$31,250,530
Great Lakes Disciplined Equity Fund	85,202	11,377,712	15,507	(135,223)	11,343,198

Acquiring Fund	Shares Issued	Net Assets Prior to Merger	Net Assets After Merger
Cambiar Opportunity Fund	1,709,251	$288,715,572	$331,309,300

Acquired Fund	Cash	Security Shares at Cost	Income	Unrealized Appreciation/ (Depreciation) on Investments	Net Assets
Great Lakes Small Cap Opportunity Fund	$6,597,283	$18,084,040	$18,400	$(1,115,262)	$23,584,461

Acquiring Fund	Shares Issued	Net Assets Prior to Merger	Net Assets After Merger
Cambiar Small Cap Fund	1,548,863	$72,877,526	$96,461,987

12.	Recent Accounting Pronouncement:

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Funds’ Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund's single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2025 (UNAUDITED)

13.	Subsequent Events:

The Funds have evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraphs) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS APRIL 30, 2025 (UNAUDITED)

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (UNAUDITED)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement is included as part of the financial statements included in Item 7.

Not applicable.

NOTES

NOTES

 NOTES

The Cambiar Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-777-8227

Investment Adviser

Cambiar Investors, LLC

200 Columbine Street

Suite 800

Denver, CO 80206

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

2222 Market Street

Philadelphia, PA 19103-2921

Independent Registered Public Accounting Firm

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

CMB-SA-001-2400

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1)   Not applicable.

(a)(2)   Not applicable.

(a)(3)   A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)   Not applicable.

(a)(5)   Not applicable.

(b)       Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 7, 2025